Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions and balances
Schedule of key management personnel of the Group comprise the directors and senior management of the Group

	As of 31 December
	2025	2024	2023
	USD	USD	USD
Short-term employee benefits	453,370	384,221	365,710
Provision for end of service benefits	19,672	—	—
Share-based payments	5,463	2,013,773	93,667
	478,505	2,397,994	459,377
No. of key management	3	3	3

Schedule of balances and transactions with related parties

Details of transactions with related parties during the year, other than those which have been disclosed elsewhere in these consolidated financial statements, are as follows:

	As of 31 December
	2025	2024
	USD	USD

Repayments made to board members	—	131,523
Group financing through private placement	—	450,000

The following balances are outstanding at the end of the year in relation to the above transactions with related parties:

	As of 31 December
	2025	2024
	USD	USD
Due to related parties	—	—